Consolidated Statement of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 17	$ 13
Due from related parties	26	78
Materials and supplies (Note 10)	1	0
Prepaid expenses and other assets (Note 10)	(3)	(14)
Other long-term assets (Note 14)	(3)	(2)
Accounts payable	(3)	36
Accrued liabilities (Note 15)	49	(61)
Due to related parties	(73)	20
Accrued interest (Note 15)	7	12
Long-term accounts payable and other long-term liabilities (Note 16)	1	3
Post-retirement and post-employment benefit liability	50	74
Changes in non-cash balances related to operations, Total	69	159
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,963)	(1,742)
Capital investments in intangible assets	(141)	(127)
Capital Investments	(2,104)	(1,869)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	55	33
Net change in accruals included in capital investments in intangible assets	(1)	1
Net change in accruals included in capital investments	54	34
Cash outflow for capital expenditures – property, plant and equipment	(1,908)	(1,709)
Cash outflow for capital expenditures – intangible assets	(142)	(126)
Cash outflow for capital expenditures	(2,050)	(1,835)
Net interest paid	500	493
Income taxes paid	$ 20	$ 33